Summary of reconciliation of information on reportable segments (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
IfrsStatementLineItems [Line Items]
Revenue	$ 26,221	₨ 1,989,376	₨ 1,271,268	₨ 7,259,355
Air Ticketing [Member]
IfrsStatementLineItems [Line Items]
Segment revenue		2,211,074	1,487,465	3,957,989
Less: customer inducement and acquisition costs		(1,060,600)	(594,426)	(1,348,471)
Revenue		1,150,474	893,039	2,609,518
Hotels And Packages [Member]
IfrsStatementLineItems [Line Items]
Segment revenue		758,435	372,806	3,707,534
Less: customer inducement and acquisition costs		(237,695)	(199,409)	(105,736)
Revenue		520,740	173,397	3,601,798
Other Services [Member]
IfrsStatementLineItems [Line Items]
Segment revenue		161,504	47,178	86,121
Less: customer inducement and acquisition costs		(15,326)	(15,752)	(32,163)
Revenue		146,178	31,426	53,958
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Segment revenue		171,984	173,406	994,081
Less: customer inducement and acquisition costs
Revenue		171,984	173,406	994,081
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Segment revenue		3,302,997	2,080,855	8,745,725
Less: customer inducement and acquisition costs		(1,313,621)	(809,587)	(1,486,370)
Revenue		₨ 1,989,376	₨ 1,271,268	₨ 7,259,355